PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4 – PROPERTY AND EQUIPMENT

	December 31
	2024	2025
Cost:
Laboratory equipment	3,504	$3,198
Office equipment and furniture	287	257
Computers and software	453	491
Leasehold improvements	1,982	467
	6,226	4,413
Less:
Accumulated depreciation and amortization	(6,024)	(4,273)
Property and equipment, net	$202	$140

Depreciation and amortization expense totaled $342, $233 and $109 for the years ended December 31, 2023, 2024 and 2025, respectively.

During 2025, the Company has sold equipment which its total cost was $221. The gain from the sale of the equipment was recorded as other income in a total amount of $54.

As of December 31, 2025, the Company derecognized leasehold improvements with a gross carrying amount of $1,640 and accumulated depreciation of $1,640, as these assets were no longer expected to provide future economic benefits.